Reconciliation of Basic and Diluted Net Loss per Ordinary Share (As Restated) (Details) - Schedule of basic and diluted adjusted net loss per ordinary share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Basic and Diluted Net Loss per Ordinary Share (As Restated) (Details) - Schedule of basic and diluted adjusted net loss per ordinary share [Line Items]
Net (loss) income	$ (152,593)	$ (84,230)	$ (433,831)	$ 202,621	$ 25,302	$ 2,168,220
Accretion of carrying value to redemption value	(230,473)	(180,380)	(667,324)	(2,007,819)	(2,209,552)	(3,721,076)
Net loss including accretion of carrying value to redemption value	$ (383,066)	$ (264,610)	$ (1,101,155)	$ (1,805,198)	$ (2,184,250)	$ (1,552,856)
Denominators:
Weighted-average shares outstanding (in Shares)	1,278,411	1,414,480	1,334,319	5,605,649	4,551,951	11,487,992
Basic and diluted net loss per share (in Dollars per share)	$ (0.09)	$ (0.06)	$ (0.24)	$ (0.2)	$ (0.28)	$ (0.11)
Redeemable Ordinary Shares [Member]
Numerators:
Allocation of net loss including carrying value to redemption value	$ (109,307)	$ (273,759)	$ (81,080)	$ (183,530)
Denominators:
Weighted-average shares outstanding (in Shares)	1,278,411	3,201,758	1,414,480	3,201,758	4,551,951	11,487,992
Basic and diluted net loss per share (in Dollars per share)	$ (0.09)	$ (0.09)	$ (0.06)	$ (0.06)	$ (0.28)	$ (0.11)
Nonredeemable Ordinary Shares [Member]
Numerators:
Allocation of net loss including carrying value to redemption value	$ (323,912)	$ (777,243)	$ (1,148,954)	$ (656,244)
Denominators:
Weighted-average shares outstanding (in Shares)	1,334,319	3,201,758	5,605,649	3,201,758	3,201,758	3,201,758
Basic and diluted net loss per share (in Dollars per share)	$ (0.24)	$ (0.24)	$ (0.2)	$ (0.2)	$ (0.28)	$ (0.11)